Summary of Significant Accounting Policies - Summary of Impact of Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets [Abstract]
Prepayments and other current assets	¥ 30,401	$ 4,407	¥ 46,670
Operating lease right-of-use assets	33,756	4,894	0
Liabilities [Abstract]
Operating lease liabilities (current)	18,133	2,629	0
Operating lease liabilities (non-current)	6,959	1,009	0
Accrued liabilities and other current liabilities	75,333	$ 10,922	¥ 85,305
As reported [Member]
Assets [Abstract]
Prepayments and other current assets	30,401
Land Use Right Asset	0
Operating lease right-of-use assets	33,756
Liabilities [Abstract]
Operating lease liabilities (current)	(18,133)
Operating lease liabilities (non-current)	(6,959)
Accrued liabilities and other current liabilities	(75,333)
Legacy GAAP [Member]
Assets [Abstract]
Prepayments and other current assets	30,421
Land Use Right Asset	21,560
Operating lease right-of-use assets	0
Liabilities [Abstract]
Operating lease liabilities (current)	0
Operating lease liabilities (non-current)	0
Accrued liabilities and other current liabilities	(87,592)
Effect of the adoption [Member]
Assets [Abstract]
Prepayments and other current assets	(20)
Land Use Right Asset	(21,560)
Operating lease right-of-use assets	33,756
Liabilities [Abstract]
Operating lease liabilities (current)	(18,133)
Operating lease liabilities (non-current)	(6,959)
Accrued liabilities and other current liabilities	¥ 12,259